Share-based compensation expenses - Share options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Global Share Plan
Number of shares
Outstanding at the beginning of the period (in shares)	7,320,830	7,320,830	7,360,330
Granted during the year (in shares)	0	0	0
Forfeited during the year (in shares)	(3,020,180)
Exercised during the year (in shares)	(1,043,928)		(39,500)
Outstanding at the end of the period (in shares)	3,256,722	7,320,830	7,320,830	7,360,330
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share)		$ 0.25	$ 0.24
Exercised during the year (in dollars per share)		$ 0.25	0.04
Outstanding at the end of the period (in dollars per share)	$ 0.34		$ 0.25	$ 0.24
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value	$ 1	$ 1	$ 22	$ 54
Weighted average remaining contractual years	9 years 9 months	9 years 6 months 21 days	2 years 7 months 20 days	3 years 6 months 18 days
2017 Share Incentive Plan
Number of shares
Outstanding at the beginning of the period (in shares)	41,930,454	36,967,959	32,441,263
Granted during the year (in shares)	5,673,920	5,868,025	5,970,200
Forfeited during the year (in shares)	(1,994,798)	(784,770)	(1,175,184)
Exercised during the year (in shares)	(26,334,128)	(120,760)	(268,320)
Outstanding at the end of the period (in shares)	19,275,448	41,930,454	36,967,959	32,441,263
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Granted during the year (in dollars per share)	0.01	0.01	0.01
Forfeited during the year (in dollars per share)	0.01	0.01	0.01
Exercised during the year (in dollars per share)	0.01	0.01	0.01
Outstanding at the end of the period (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value	$ 773	$ 210	$ 1,442	$ 2,255
Weighted average remaining contractual years	8 years 5 months 1 day	6 years 6 months 25 days	7 years 21 days	7 years 7 months 24 days